Segment Information	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Segment Information
Note 4: Segment Information
The Company is organized as five reportable segments, reflecting how the businesses are managed. The accounting policies applied by the segments are the same as those applied by the Company. The segments offer products and services to target customers as described below.
Legal Professionals
The Legal Professionals segment serves law firms and governments with research and workflow products, focusing on intuitive legal research powered by emerging technologies and integrated legal workflow solutions that combine content, tools and analytics.
Corporates
The Corporates segment serves corporate customers from small businesses to multinational organizations, including the seven largest global accounting firms, with the Company’s full suite of content-enabled technology solutions for in-house
legal, tax, regulatory, compliance and IT professionals.
Tax & Accounting Professionals
The Tax & Accounting Professionals segment serves tax, accounting and audit professionals in accounting firms (other than the seven largest, which are served by the Corporates segment) with research and workflow products, focusing on intuitive tax offerings and automating tax workflows.
Reuters News
The Reuters News segment supplies business, financial, and global news to the world’s media organizations, professionals and news consumers through Reuters News Agency, Reuters.com, Reuters Events, Thomson Reuters products and the Refinitiv business of LSEG.
Global Print
The Global Print segment provides legal and tax information primarily in print format to customers around the world.
The Company also reports “Corporate costs”, which includes expenses for corporate functions and the
Change Program which are centrally managed, and does not qualify as a reportable segment.

	Year ended December 31,

	2021	2020
Revenues
Legal Professionals	2,712	2,535
Corporates	1,449	1,367
Tax & Accounting Professionals	906	836
Reuters News	674	628
Global Print	609	620
Eliminations/Rounding	(2)	(2)
Revenues	6,348	5,984

Adjusted EBITDA
Legal Professionals	1,091	1,001
Corporates	502	460
Tax & Accounting Professionals	373	330
Reuters News	103	73
Global Print	226	242
Total reportable segments adjusted EBITDA	2,295	2,106
Corporate costs	(325)	(131)
Fair value adjustments (see note 5)	8	10
Depreciation	(177)	(184)
Amortization of computer software	(474)	(485)
Amortization of other identifiable intangible assets	(119)	(123)
Other operating gains, net	34	736
Operating profit	1,242	1,929
Net interest expense	(196)	(195)
Other finance income	8	30
Share of post-tax earnings (losses) in equity method investments	6,240	(544)
Tax expense	(1,607)	(71)
Earnings from continuing operations	5,687	1,149

	Additions to Capital Assets (1) and Goodwill

	December 31,
	2021	2020
Legal Professionals	206	382
Corporates	118	119
Tax & Accounting Professionals	90	100
Reuters News	28	28
Global Print	8	22
Reportable segments	450	651
Corporate assets	186	52
Total	636	703
(1) Capital assets include property and equipment, computer software and other identifiable intangible assets.

Geographic Information	Non-Current Assets (1)
	December 31,
	2021	2020
U.S.	12,717	7,209
Canada (country of domicile)	1,047	1,034
Other	174	191
Americas (North America, Latin America, South America)	13,938	8,434
U.K.	1,454	1,544
Other	1,951	1,930
EMEA (Europe, Middle East and Africa)	3,405	3,474
Asia Pacific	125	126
Total	17,468	12,034
(1)
Non-current
assets are primarily comprised of property and equipment, computer software, other identifiable intangible assets, goodwill and investments in equity method investees.
In accordance with IFRS 8,
Operating Segments
, the Company discloses certain information about its reportable segments based upon measures used by management in assessing the performance of those reportable segments. These measures are defined below and may not be comparable to similar measures of other companies.
Segment Adjusted EBITDA

•
Segment adjusted EBITDA represents earnings from continuing operations before tax expense or benefit, net interest expense, other finance costs or income, depreciation, amortization of software and other identifiable intangible assets, the Company’s share of post-tax
earnings or losses in equity method investments, other operating gains and losses, certain asset impairment charges, fair value adjustments, and corporate related items.

•	The Company does not consider these excluded items to be controllable operating activities for purposes of assessing the current performance of the reportable segments.

•
Each segment includes an allocation of costs, based on usage or other applicable measures, for centralized support services such as technology, customer service, commercial policy, facilities management, and product and content development. Additionally, product costs are allocated when one segment sells products managed by another segment.

Revenues by Classes of Similar Products or Services
The following table sets forth revenues by major type:

	Year ended December 31,

	2021	2020
Electronic, software & services	5,739	5,364
Global Print	609	620
Total	6,348	5,984